Land use right, net	12 Months Ended
Dec. 31, 2023
Land use right, net
Land use right, net

9. Land use right, net

Land use right, net, consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	101,007	14,227
Less: Accumulated amortization	(8,417)	(10,478)	(1,476)
Net book value	92,590	90,529	12,751

In December 2018, the Group obtained the certificate for a land use right, which had been fully paid, and started to amortize over the remaining period of the right to use the land. Amortization expenses for land use right were RMB2,062, RMB2,062 and RMB2,061 for the years ended December 31, 2021, 2022 and 2023, respectively. Refer to Note 2(r) for impairment test.